United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               New England Investment & Retirement Group, Inc.
Address:            231 Sutton Street, Suites 2A/2B
                    North Andover, MA 01845


13F File Number:    28-14778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Theresa Pluskey
Title:              Chief Compliance Officer
Phone:              (978) 975-2559

Signature, Place, and Date of Signing:
/s/ Theresa Pluskey    North Andover, MA    February 14, 2013


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE

[ ]     13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     104,271.56 (x1000)





List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT          -------VOTING AUTHORITY------
--------NAME OF ISSUER-------- -TITLE OF CLASS- --CUSIP-- -X$1000- -PRN AMT- PRN CALL DISCRTN MANAGERS ---SOLE-- --SHARED- ---NONE--
AMERICAN INTL GROUP INC	       COM NEW		026874784     4828    136788 SH	      SOLE		       0	 0     136788
ANNALY CAP MGMT INC	       COM		035710409      486     34618 SH	      SOLE		       0	 0     34168
APPLE INC 		       COM		037833100     7636     14349 SH	      SOLE		       0	 0     14349
BARCLAYS bANK PLC              IPATH s&p 500	06740c188     1396     43903 SH       SOLE                     0         0     43903
AT&T INC		       COM		00206R102      778     23095 SH	      SOLE	               0	 0     23095
conocophillips corp            com              20825c104      345      6117 sh       sole                     0         0     6117
DAVITA HEALTHCARE PARTNERS     COM              23918K108      470      4257 SH       SOLE                     0         0     4275
DELL INC		       COM		24702R101      701     69186 SH	      SOLE		       0	 0     69186
ENTERPRISE PRODS PARTNERS L    COM		293792107     1539     30742 SH	      SOLE		       0	 0     30742
EXXON MOBIL CORP	       COM		30231G102     4745     54834 SH	      SOLE		       0	 0     54834
FOSSIL INC 		       COM		349882100     3834     41186 SH	      SOLE		       0	 0     41186
GENERAC HLDGS INC	       COM		368736104      962     28066 SH	      SOLE		       0	 0     28066
GNC HLDGS INC		       COM CL A		36191G107      402     12102 SH	      SOLE		       0	 0     12102
GOOGLE                         COM CL A         38259P508      739      1045 SH       SOLE                     0         0     1045
HCP INC                        COM              40414L109      592     13117 SH       SOLE                     0         0     13117
HALLIBURTON CO		       COM		406216101      265	7643 SH	      SOLE		       0	 0 	 7643
INDIA GLOBALIZATION CAP INC    COM		45408X100	 2     12000 SH	      SOLE		       0	 0     12000
ISHARES GOLD TRUST 	       ISHARES		464285105     1108     68063 SH	      SOLE		       0	 0     68063
ISHARES TR	 	       DJ SEL DIV INX	464287168     3860     67436 SH	      SOLE		       0	 0     67436
ISHARES TR		       RUSL 2000 VALU	464287630     1678     22229 SH	      SOLE		       0	 0     22229
ISHARES TR		       US PFD STK IDX	464288687     1633     41226 SH	      SOLE		       0	 0     41226
ISHARES TR		       DJ HOME CONSTN	464288752     5984    282818 SH	      SOLE		       0	 0     282818
JPMORGAN CHASE & CO            ALERIAN ETN	46625H365    14852    386169 SH	      SOLE		       0	 0     386169
KINDER MORGAN ENERGY PTN       UT LTD PARTNER	494550106     1979     24808 SH	      SOLE	               0	 0     24808
LAS VEGAS SANDS CORP	       COM		517834107      900     19516 SH	      SOLE		       0	 0     19516
LILLY ELI & CO		       COM		532457108      877     17801 SH	      SOLE		       0	 0     17801
MARKET VECTORS ETF TR	       MTG REIT ETF	57060U324     1718     18920 SH	      SOLE		       0	 0     18920
NATIONAL BK GREECE S A	       SPN ADR REP	633643606       95     53460 SH	      SOLE		       0	 0     53460
P C CONNECTION		       COM		69318J100     1718    149409 SH	      SOLE		       0	 0     149409
PFIZER INC		       COM		717081103      541     21610 SH	      SOLE	               0	 0     21610
PHILIP MORRIS INTL INC	       COM		718172109     3417     40862 SH	      SOLE		       0	 0     40862
PIEDMONT OFFICE REALTY TR IN   COM CL A		720190206      908     50359 SH	      SOLE		       0	 0     50359
RETAIL PPTYS AMER INC 	       CL A		76131V202      317     26566 SH	      SOLE		       0	 0     26566
SPDR GOLD TRUST 	       GOLD SHS		78463V107     9238     57021 SH	      SOLE		       0	 0     57021
SPDR SERIES TRUST 	       S&P Retail ETF	78464A714     2285     36635 SH	      SOLE		       0	 0     36635
STANLEY BLACK & DECKER INC.    COM              854502101      411      5568 SH	      SOLE                     0         0     5568
3M CO 			       COM		88579Y101      295	3182 SH	      SOLE		       0	 0 	 3182
UNITIL CORP 		       COM		913259107      882     34086 SH	      SOLE		       0	 0     34086
VERIZON COMMUNICATIONS INC     COM		92343V104     2421     55959 SH	      SOLE		       0	 0     55959
VISA INC                       COM CL A         92826C839      990      6534 SH       SOLE                     0         0     6534
WESTPORT INNOVATIONS INC       COM NEW		960908309      333     12500 SH	      SOLE		       0	 0     12500